Overview (Details Textual)		1 Months Ended			12 Months Ended
	Aug. 06, 2013 shares	Jun. 30, 2016 t shares	Nov. 30, 2015 shares	Mar. 31, 2014 shares	Dec. 31, 2016 Subsidiary t shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation					27
Average Age Of Vessels					4 years 3 months 18 days
Stock Issued During Period, Shares, New Issues | shares		7,500,000	4,000,000	8,050,000
Equity Method Investment, Ownership Percentage	100.00%
Dead weight					1,202,568
Number Of Wholly Owned Subsidiaries | Subsidiary					46
Ardmore Endurance [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date		Aug. 31, 2016
Dead weight		49,500			49,466
Specification Type Of Vessel		Eco-Design			Eco-design
Ardmore Explorer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date		Sep. 07, 2016
Dead weight		49,500			49,494
Specification Type Of Vessel		Eco-Design			Eco-design
Ardmore Engineer [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date		Sep. 12, 2016
Dead weight		49,500			49,420
Specification Type Of Vessel		Eco-Design			Eco-design
Ardmore Encounter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date		Sep. 29, 2016
Dead weight		49,500			49,478
Specification Type Of Vessel		Eco-Design			Eco-design
Ardmore Exporter [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date		Sep. 30, 2016
Dead weight		49,500			49,466
Specification Type Of Vessel		Eco-Design			Eco-design
Ardmore Enterprise [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Delivery Date		Nov. 02, 2016
Dead weight		49,500			49,453
Specification Type Of Vessel		Eco-Design			Eco-design
Investor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	55.40%				82.76%
GA Holdings LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues | shares		1,277,250
Equity Method Investment, Ownership Percentage	44.60%				17.24%
Number Of Shares Exchanged For Reorganization | shares	8,049,500
GA Holdings LLC [Member] | Common Stock [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues | shares					5,787,942
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues | shares	10,000,000